Schedule of Investments - Virtus Private Credit Strategy ETF

July 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 57.5%
Financials - 57.5%
Apollo Investment Corp.	58,771	$675,867
Ares Capital Corp.(1)	28,034	543,579
Bain Capital Specialty Finance, Inc.(1)	41,002	593,299
Barings BDC, Inc.	38,596	379,785
BlackRock Capital Investment Corp.	172,162	657,659
BlackRock TCP Capital Corp.	44,995	582,235
Capital Southwest Corp.	20,697	413,526
Carlyle Secured Lending, Inc.	40,431	549,457
Crescent Capital BDC, Inc.	24,070	399,562
Fidus Investment Corp.(1)	21,915	416,166
First Eagle Alternative Capital BDC, Inc.	72,286	245,050
FS KKR Capital Corp.	35,539	770,130
Gladstone Capital Corp.(1)	37,634	406,824
Gladstone Investment Corp.(1)	22,789	337,049
Goldman Sachs BDC, Inc.(1)	33,498	589,565
Golub Capital BDC, Inc.(1)	34,491	484,254
Hercules Capital, Inc.(1)	38,821	617,642
Horizon Technology Finance Corp.(1)	48,111	624,481
Main Street Capital Corp.(1)	10,419	469,063
Monroe Capital Corp.	27,876	255,623
New Mountain Finance Corp.	45,357	586,466
Oaktree Specialty Lending Corp.	57,689	406,131
OFS Capital Corp.	22,860	248,488
Oxford Square Capital Corp.	68,290	256,770
PennantPark Floating Rate Capital Ltd.(1)	49,142	633,932
PennantPark Investment Corp.	69,637	454,033
Portman Ridge Finance Corp.	11,947	287,684
Prospect Capital Corp.(1)	73,599	566,712
Saratoga Investment Corp.	15,954	376,036
Sixth Street Specialty Lending, Inc.(1)	22,497	432,842
SLR Investment Corp.	43,066	616,274
Stellus Capital Investment Corp.(1)	21,623	289,316
TriplePoint Venture Growth BDC Corp.(1)	41,427	577,078
WhiteHorse Finance, Inc.	44,546	627,653
Total Financials		16,370,231
Total Common Stocks
(Cost $18,435,145)		16,370,231
CLOSED-END FUNDS - 39.9%
BlackRock Debt Strategies Fund, Inc.	49,561	480,246
BlackRock Floating Rate Income Strategies Fund, Inc.	36,076	441,570
BlackRock Floating Rate Income Trust	37,166	441,904
BlackRock Innovation & Growth Trust	33,619	290,468
BlackRock Limited Duration Income Trust	35,667	480,435
Blackstone Senior Floating Rate Term Fund	31,108	422,758
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.	59,563	445,531
Eagle Point Credit Co., Inc.(1)	56,168	657,166
Eaton Vance Floating-Rate Income Trust	33,352	416,566
Eaton Vance Senior Floating-Rate Trust(1)	34,005	427,103
Eaton Vance Senior Income Trust(1)	71,230	404,586
First Trust Senior Floating Rate Income Fund II	47,760	496,704
Invesco Dynamic Credit Opportunities Fund	4,755	53,165
Invesco Senior Income Trust	106,996	416,214
KKR Income Opportunities Fund	50,265	614,238
Nuveen Credit Strategies Income Fund	168,871	928,791
Nuveen Floating Rate Income Fund	51,439	454,721
Security Description	Shares	Value
CLOSED-END FUNDS (continued)
Nuveen Floating Rate Income Opportunity Fund	53,587	$464,599
Nuveen Senior Income Fund	94,361	473,692
Oxford Lane Capital Corp.(1)	162,640	1,084,809
Pioneer Floating Rate Fund, Inc.	47,580	440,591
Saba Capital Income & Opportunities Fund(1)	46,540	393,728
XAI Octagon Floating Rate Alternative Income Term Trust	83,910	608,348
Total Closed-End Funds
(Cost $13,455,993)		11,337,933
SECURITIES LENDING COLLATERAL - 26.2%
Money Market Fund - 26.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(2)(3)
(Cost $7,451,783)	7,451,783	7,451,783

TOTAL INVESTMENTS - 123.6%
(Cost $39,342,921)		35,159,947
Liabilities in Excess of Other Assets - (23.6)%		(6,704,587)
Net Assets - 100.0%		$28,455,360

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,298,001; total market value of collateral held by the Fund was $7,451,783.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	The rate shown reflects the seven-day yield as of July 31, 2022.

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

 July 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$16,370,231	$—	$—	$16,370,231
Closed-End Funds	11,337,933	—	—	11,337,933
Money Market Fund	7,451,783	—	—	7,451,783
Total	$35,159,947	$—	$—	$35,159,947